Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of provision for income taxes [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
Federal
Current	$17,834	$17,737	$19,796
Deferred	6,867	(2,409)	(6,388)
	24,701	15,328	13,408

State, Local and Foreign
Current	10,545	12,243	12,713
Deferred	1,968	(1,756)	(3,337)
	12,513	10,487	9,376
Total Provision	$37,214	$25,815	$22,784

Schedule of deferred income taxes [Table Text Block]

	At December 31,
	2011	2010
Deferred tax assets
Unearned and deferred compensation	$12,598	$14,937
Other	3,465	82
	16,063	15,019

Deferred tax liabilities
Receivables from affiliates	(14,378)	(14,290)
Investments	(45,812)	(35,267)
Other	-	(755)
	(60,190)	(50,312)
Net deferred tax liability	$(44,127)	$(35,293)

Reconciliation of tax provision and tax benefit [Table Text Block]

	Years Ended December 31,
	2011		2010		2009
Pre-tax income from taxable subsidiaries	$78,561		$49,253		$41,943
Federal provision at statutory tax rate (35%)	27,496	35.0%	17,238	35.0%	14,680	35.0%
State and local taxes, net of federal benefit	7,409	9.4%	4,303	8.7%	4,246	10.1%
Amortization of intangible assets	486	0.6%	854	1.7%	855	2.0%
Other	286	0.4%	272	0.6%	101	0.3%
Tax provision — taxable subsidiaries	35,677	45.4%	22,667	46.0%	19,882	47.4%
Other state, local and foreign taxes	1,537		3,148		2,902
Total provision	$37,214		$25,815		$22,784